Summary of Significant Accounting Policies - (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable	$ 224,808		$ 226,614	$ 895,769
Accumulated losses	(39,685,054)		(38,322,456)	(36,527,300)
Impairment of long-lived assets
Allowance for doubtful collections	0		0	0
Inventory valuation	0		0
Depreciation expense	3,000		5,803	5,804
Stock-based compensation expense			165,167	95,167
NTD [Member]
Insured by cdic	3,000,000		3,000,000
Allowance for doubtful collections			3,380	$ 3,172
Chunghwa Telecom [Member]
Revenues	$ 219,222	$ 414,415	414,415
Siemens [Member]
Revenues			$ 159,048
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customer [Member]
Concentration risk, percentage	50.00%		77.00%	83.00%
Customer Concentration Risk [Member] | Revenue [Member] | Chunghwa Telecom [Member]
Concentration risk, percentage		28.00%		54.00%
Revenues				$ 1,986,534
Customer Concentration Risk [Member] | Revenue [Member] | Siemens [Member]
Concentration risk, percentage			11.00%	11.00%
Revenues		$ 159,048		$ 389,888
Customer Concentration Risk [Member] | Revenue [Member] | Siemens [Member]
Concentration risk, percentage		11.00%
Customer Concentration Risk [Member] | Revenue [Member] | Two Customer [Member]
Concentration risk, percentage		39.00%	39.00%
Customer Concentration Risk [Member] | Revenue [Member] | Two Customer [Member] | Maximum [Member]
Concentration risk, percentage		10.00%	10.00%
Customer Concentration Risk [Member] | Revenue [Member] | One Customer [Member]
Concentration risk, percentage	25.00%
Customer Concentration Risk [Member] | Revenue [Member] | One Customer [Member] | Maximum [Member]
Concentration risk, percentage	10.00%
Customer Concentration Risk [Member] | Revenue [Member] | Other Customer [Member] | Maximum [Member]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%